LEASE LIABILITIES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total Financial lease liabilities	$ 259,621	$ 294,103	$ 338,765
Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	337,776	394,473
Future finance charges	(78,155)	(100,370)
Total Financial lease liabilities	259,621	294,103
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total Financial lease liabilities	44,371	42,486
Within one year | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	52,803	56,929
Later than one year but not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total Financial lease liabilities	122,966	134,857
Later than one year but not later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	156,538	176,399
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total Financial lease liabilities	92,284	116,760
Later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 128,435	$ 161,145